14. Financial assets and liabilities (Details 5) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Non-current borrowings from CAMMESA	$ 1,055,558	$ 1,284,783
Current borrowings from CAMMESA	1,753,038	1,047,722
CAMMESA loans
Disclosure of financial liabilities [line items]
Non-current borrowings from CAMMESA	1,055,558	1,284,783
Current borrowings from CAMMESA	970,980	420,672
CAMMESA prepayments
Disclosure of financial liabilities [line items]
Current borrowings from CAMMESA	$ 782,058	$ 627,050